Inventories	6 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
INVENTORIES
Inventories

Major classes of inventories are summarized as follows:

	June 30, 2016	December 31, 2015
Finished goods	$180.1	$145.8
Service parts	155.8	155.7
Raw materials and work in process	94.9	67.8
Total inventories	$430.8	$369.3

Certain inventory items of $19.7 were reclassified as of December 31, 2015 from service parts to raw materials and work in process to conform with the current presentation.